                           Registration No. 333-41667

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

A.    Exact name of Trust:   C.M. Life Variable Life Separate Account I

B.    Name of Depositor:     C.M. Life Insurance Company

C.    Complete address of    140 Garden Street
      Depositor's principal Hartford, CT 06154 executive offices:

D.    Name and address of    Ann Lomeli
      Agent for Service      Corporate Secretary
      of Process:            1295 State Street
                             Springfield, MA 01111

   It is proposed that this filing will become effective (check appropriate box)

                  immediately upon filing pursuant to paragraph (b) of Rule 485.
       ---------
                  on                 pursuant to paragraph (b) of Rule 485.
       ---------     ---------------
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ---------
                  on                  pursuant to paragraph (a)(1) of Rule 485.
       ---------     ----------------
                  this post effective amendment designates a new effective date for a previously filed post effective amendment. Such
           X      effective date shall be March 22, 1999.
       ---------

E.     Title of Securities being registered: Survivorship Flexible Premium
                                             Adjustable Variable Life Insurance
                                             Policies

F.     Approximate date of proposed          As soon as practicable after the
       public offering:                      effective date of this Registration
                                             Statement.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No.2 to Registration Statement No. 333-41667 filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 22, 1999. The contents of Post-Effective Amendments No. 1 and 2 are being incorporated by reference.

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Richard M. Howe, have reviewed this Post-Effective Amendment No. 3 to Registration Statement No. 333-41667 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ Richard M. Howe
-------------------
Richard M. Howe
Second Vice President &
Associate General Counsel

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.
M. Life Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-41667 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 18th day of February, 1999.


     C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I

     C.M. LIFE INSURANCE COMPANY
     (Depositor)

     By: /s/ Lawrence V. Burkett, Jr.*
         -----------------------------
        Lawrence V. Burkett, Jr., Director, President and
        Chief Executive Officer
        C.M. Life Insurance Company

/s/ Richard M. Howe        On February 18, 1999, as Attorney-in-Fact pursuant to
----------------------     powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registration Statement No. 333-41667 has been signed by the following persons in the capacities and on the duties indicated.


    Signature                    Title                            Date
    ---------                    -----                            ----
/s/ Lawrence V. Burkett, Jr.*    Director, President and         February 18, 1999
-------------------------------  Chief Executive Officer
Lawrence V. Burkett, Jr.

/s/ Edward M. Kline*             Vice President and Treasurer    February 18, 1999
-------------------------------  (Principal Financial Officer)
Edward M. Kline

/s/ John M. Miller, Jr.*         Vice President and Comptroller  February 18, 1999
-------------------------------  (Principal Accounting Officer)
John M. Miller Jr.

/s/ John B. Davies*              Director                        February 18, 1999
-------------------------------
John B. Davies

/s/ Stuart H. Reese*             Director                        February 18, 1999
-------------------------------
Stuart H. Reese.

/s/ Isadore Jermyn*              Director                        February 18,  1999
-------------------------------
Isadore Jermyn

/s/ James Miller*                Director                        February 18, 1999
-------------------------------
James Miller

/s/ Richard M. Howe              On February 18, 1999, as Attorney-in-Fact pursuant to
-------------------              powers of attorney.
*Richard M. Howe

February 18, 1999

Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.  Mail Stop 5-6
Washington, DC 20549

Re:  C.M. Life Variable Life Separate Account I
     Post-Effective Amendment No. 3 to Registration Statement No. 333-41667 on Form S-6

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, please find enclosed, on behalf of the above-named Registrant, Post-Effective Amendment No. 3 to its Registration Statement on Form S-6. The sole purpose for filing this Post-Effective Amendment is to delay the effective date of Post-Effective Amendment No. 2 to Registration statement No. 333-41667 filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 22, 1999.

Please contact me if you have any questions regarding this matter. I may be reached at (860) 987-2874.


Sincerely,

/s/ Richard M. Howe
-------------------
Richard M. Howe
Second Vice President &
Associate General Counsel